Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Summary of Related Party Charges
Significant related party transactions included in operating and maintenance expenses, general and administrative expenses and interest and debt expense were:

	Millions of Dollars
	2015*	2014*	2013*

Operating and maintenance expenses	$43.8	32.1	25.9
General and administrative expenses	26.3	22.5	18.3
Interest and debt expense	1.9	4.7	—
Total	$72.0	59.3	44.2

*Financial information has been retrospectively adjusted for the Sweeny Fractionator Acquisition.